Subsequent events	12 Months Ended
Dec. 31, 2019
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent events
35.	Subsequent events

a.

On February 13, 2020, the Company issued 30 million long-term debt securities of Ps. 100 per debt security for a total Ps. 3,000,000 which are unsecured and payment of principal at maturity corresponding to the tranche of the GAP 20. Interest will be payable every 28 days at a variable rate of TIIE-28 plus 17 basis points, and the principal payment will be made upon maturity, on February 6, 2025. Proceeds from the issuance will be allocated towards the payment of the bond certificates that were issued on February 20, 2015 under the ticker symbol “GAP 15” and to finance Company’s Master Development Plan (MDP), for 2020.

b.	On February 14, 2020, the Company paid the long-term security GAP 15 of 22 million debt securities for a total Ps. 2,200,000.

a.

In December 2019, a novel strain of coronavirus, known as COVID-19, was reported to have surfaced in Wuhan, Hubei Province, China. In January 2020, COVID-19 spread to other countries, including the United States, and efforts to contain the spread of COVID-19 intensified. On March 11, 2020, the WHO declared the COVID-19 outbreak a pandemic, which caused a gradual decline in international flights from Canada, the United States and Europe, a fact that was reflected in the significant drop in the flow of international passengers in Mexico and Jamaica.

The recent COVID-19 outbreak is significantly reducing the demand and availability of air travel worldwide, causing a slowdown in passenger air traffic due to fears of contagion, and therefore having a significant adverse effect on Company operations. Likewise, due to the pandemic, governments have taken preventive measures. For the operations of our airports in Mexico, the Government did not issue flight restrictions, however, in the second week of March the health emergency declared phase 1 of the pandemic and for the third week of April phase 3, which has caused the cancellation of a large volume of international flights, as well as a significant decrease in domestic flights. Regarding our operations in our airports in Jamaica, the Government suspended all incoming international flights for a period of 14 days, starting March 25, 2020, excluding transportation of cargo and merchandise, and only allowed the departure of commercial flights.

The Company, as a support measure in this pandemic, will offer discounts for some airport and commercial services. Likewise, some payment deferrals will be granted to our customer airlines to support their liquidity, so agreements have been reached so that they can continue with the operation, in 2020 they expect credit losses does not present an increase. As of the date of issuance of the consolidated financial statements. The Company cannot fully quantify the impact that the COVID-19 outbreak will have on global air travel and the extent to which it may affect the demand for air travel in the regions in which we operate.

Continuing travel restrictions or operational problems resulting from the rapid spread of COVID-19 could have a material adverse effect on our business and results of operations, so the Company will continue to inform interested third parties of future relevant updates to our business and operations, as well as on the measures that we would be required to adopt to preserve liquidity and business continuity.

As of December 31, 2019, the Company was in compliance with its financial covenants (Note 17.a) under the loan agreements with the financial institutions. Nonetheless, the anticipated adverse effects on the Company’s business and operating performance in 2020 as a result of the COVID-19 pandemic, as discussed above, may result in the Company not meeting its financial covenants under the loan agreements in a future compliance date during 2020. In that case, the Company would negotiate a waiver for that breach. In the event of an absence of a waiver of compliance thereof, the Company has the resources to anticipate the payment of the loans.

After the declaration of the pandemic, the following can be observed:

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The effect of the pandemic on the Company is reflected in the significant decrease in passenger traffic in the month of April, registering a decrease in passenger traffic of 91.5%, compared to the same period of the previous year. Domestic passengers presented a decrease of 88.0%, while international passengers decreased 96.0%.

-	The load factor during April decreased by 53.0 percentage points, going from 84.3% in March 2019 to 15.1% in April 2020.

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During the first four months in 2020, the Company's 14 airports registered a decrease in passenger traffic of 24.5%, compared to the same period of the previous year. Domestic passengers presented a decrease of 24.0%, however, international passengers decreased 25.1%.

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In April, the Company utilized a credit line from Scotiabank for Ps. 1,000.0, at a 15-month rate of TIIE-28 plus 100 basis points and capital payment upon maturity and a structuring fee of 40 basis points. The proceeds will be used for corporate purposes.

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In May, the Company utilized a credit line from BBVA for Ps. 1,000.0, at a 24-month fix rate of 6.99% and capital payment upon maturity and a structuring fee of 40 basis points. The proceeds will be used for capital investments and for general corporate purposes.

The accompanying consolidated financial statements were authorized for issuance in the Company´s annual report on Form 20-F, by the Chief Executive Officer and the Chief Financial Officer of Grupo Aeroportuario del Pacífico S.A.B. de C.V. on May 28, 2020, hereby updated for subsequent events, to be filed with the United States Securities and Exchange Commission.